Business Segment Information - Financial Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	$ 1,087	$ 1,659
Operating Income (Loss)	(165)	(1,983)
Loss on divestitures	(1)	(18)
Other	(3)	(6)
General and administrative	(93)	(84)
Transaction, reorganization, and separation	(15)	(54)
Financing costs, net	(105)	(124)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(382)	(2,269)
Total Assets	24,734	36,169	$ 25,500
U.S. [Member]
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	409	660
Operating Income (Loss)	(159)	(2,019)
Total Assets	12,726	19,522
Asset Impairments		1,900
Canada [Member]
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	83	133
Operating Income (Loss)	(62)	(96)
Total Assets	2,118	4,696
Asset Impairments		26
Egypt [Member]
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	392	553
Operating Income (Loss)	42	164
Total Assets	5,527	6,920
Asset Impairments		8
North Sea [Member]
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	203	313
Operating Income (Loss)	14	(31)
Total Assets	4,314	4,386
Asset Impairments		104
Other International [Member]
Segment Reporting Information [Line Items]
Oil and Gas Production Revenues	0	0
Operating Income (Loss)	0	(1)
Total Assets	$ 49	$ 645